Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net (loss) income	$ (113,075)	$ (23,142)	$ 55,460
Non-cash items:
Depreciation and amortization	74,482	77,317	76,201
Unrealized (gain) loss on derivative instruments	(11,238)	13,825	(22,853)
Vessel impairments and net loss on sale of vessels (note 18)	58,034	1,864
Goodwill impairment charge (note 7)	19,294
Other	553	(190)	849
Change in non-cash working capital items related to operating activities (note 16)	(833)	(1,961)	35,330
Expenditures for dry docking	(3,197)	(9,311)	(15,790)
Net operating cash flow	24,020	58,402	129,197
FINANCING ACTIVITIES
Proceeds from long-term debt	15,000	185,000
Repayments of long-term debt	(1,800)	(3,150)	(3,600)
Prepayment of long-term debt	(118,328)	(33,050)	(20,000)
Proceeds from long-term debt of Dropdown Predecessor (note 1)	269,874	55,604	505,227
Repayment of long-term debt of Dropdown Predecessor (note 1)	(18,567)	(18,567)	(18,238)
Prepayment of long-term debt of Dropdown Predecessor (note 1)		(173,464)	(553,200)
Acquisition of Helga Spirit LLC, Yamuna Spirit LLC, Kaveri Spirit LLC, Esther Spirit LLC and Iskmati Spirit LLC from Teekay Corporation (note 1)		(244,185)
Acquisition of Ashkini Spirit LLC from Teekay Corporation (note 1)			(57,000)
Contribution of capital from Teekay Corporation to Dropdown Predecessor (note 1)	69,169	(35,691)	(5,160)
Net advances from (to) affiliates (note 1)	(287,101)	168,215	(284)
Proceeds from issuance of Class A common stock (note 3)	112,054	211,978	68,600
Shares issuance costs	(4,949)	(9,395)	(3,092)
Cash dividends paid	(51,358)	(55,244)	(50,350)
Net financing cash flow	(16,006)	48,051	(137,097)
INVESTING ACTIVITIES
Proceeds from the sale of vessels and equipment		35,396
Expenditures for vessels and equipment	(4,337)	(11,987)	(8,366)
Advances to joint venture		(9,830)
Investment in term loans		(115,575)
Net investing cash flow	(4,337)	(101,996)	(8,366)
Increase (decrease) in cash and cash equivalents	3,677	4,457	(16,266)
Cash and cash equivalents, beginning of the year	14,889	10,432	26,698
Cash and cash equivalents, end of the year	$ 18,566	$ 14,889	$ 10,432